Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 9, 2012
Registrant Name	dei_EntityRegistrantName	Strategic Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 9, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012

Dreyfus Conservative Allocation Fund (Prospectus Summary): | Dreyfus Conservative Allocation Fund
DREYFUS CONSERVATIVE ALLOCATION FUND

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Dreyfus Conservative Allocation Fund (Prospectus Summary): | Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS CONSERVATIVE ALLOCATION FUND
Supplement Text	ck0000737520_SupplementTextBlock

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCALX

Dreyfus Moderate Allocation Fund (Prospectus Summary): | Dreyfus Moderate Allocation Fund
DREYFUS MODERATE ALLOCATION FUND

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Dreyfus Moderate Allocation Fund (Prospectus Summary): | Dreyfus Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS MODERATE ALLOCATION FUND
Supplement Text	ck0000737520_SupplementTextBlock

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDAX

Dreyfus Growth Allocation Fund (Prospectus Summary): | Dreyfus Growth Allocation Fund
DREYFUS GROWTH ALLOCATION FUND

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Dreyfus Growth Allocation Fund (Prospectus Summary): | Dreyfus Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS GROWTH ALLOCATION FUND
Supplement Text	ck0000737520_SupplementTextBlock

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGALX